Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees[1] £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2024	314	1,014	588	1,916
Exchange and other adjustments	(1)	–	(2)	(3)
Provisions applied	–	(206)	(254)	(460)
(Credit) charge for the period	(40)	90	150	200
At 30 June 2024	273	898	482	1,653
1In respect of loans and advances to customers.